ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.	Background

The accompanying condensed consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (hereafter refer as the “Company”), its subsidiaries, variable interest entities (“VIEs”) with which the Company or its subsidiaries have maintained contractual arrangements, and their subsidiaries. The Company or its subsidiaries are the primary beneficiaries of the VIEs. The Company, its subsidiaries and the VIEs are hereinafter collectively referred to as the “Group”.

To comply with The Implementing Rules for the Law for Promoting Private Education of the PRC (the “2021 Implementing Rules”), Beijing Ambow Shida Education Technology Co., Ltd. (“Ambow Shida”), one of the consolidated VIEs, planned to sell the Shuyang Galaxy School (“Shuyang K-12”) and the business providing compulsory education services at Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”) and Shenyang Universe High School (“Shenyang K-12”) (collectively, the “K-9 Business”). Ambow Shida has identified a third party buyer and entered into a definitive sales agreement with such third party buyer. This agreement is currently under registration process. The sale of the K-9 Business is expected to be completed by December 31, 2022. Ambow Shida would act on behalf of the buyer for the K-9 business operation and management under the authorization of the buyer temporarily, till the registration process is completed. See Note 17-Assets and Liabilities Classified as Held for Sale for further detail.

In the six months ended June 30, 2022, the Group completed disposal and deregistration procedures of certain subsidiaries in China.